OTHER EXPENSE (INCOME)	12 Months Ended
Dec. 31, 2021
Disclosure of Other Expense (Income) [Abstract]
OTHER EXPENSE (INCOME)	OTHER EXPENSE (INCOME)

	US Dollars
Figures in millions	2021	2020	2019
Care and maintenance (1)	45	—	47
Governmental fiscal claims	7	6	12
Cost of old tailings operations	9	14	9
Guinea public infrastructure contribution	—	—	8
Pension and medical defined benefit provisions	7	8	9
Royalty receivable impaired	—	4	—
Royalties received	(2)	(2)	(3)
Brazilian power utility legal settlement	—	—	(16)
Retrenchment and related costs (2)	18	—	3
Legal fees and project costs	10	9	11
Refund from insurance claim	—	(5)	—
Other indirect taxes	18	23	3
Premium on settlement of bonds (3)	24	—	—
	136	57	83
(1)    Following a sill pillar incident at Obuasi on 18 May 2021, the Company voluntarily suspended all underground activities until mid-October 2021 when underground ore mining resumed to replenish the run-of-mine stockpile without corresponding gold production.
(2)    Retrenchment costs incurred in 2021 as part of the transition to the new Operating Model.
(3)    Bond settlement costs following the early redemption of the $750m, 5.125% notes due 2022.